Short-Term and Long-Term Loans - Additional Information (Detail)	12 Months Ended						0 Months Ended		0 Months Ended	1 Months Ended			1 Months Ended		1 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended							12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended			1 Months Ended						0 Months Ended	2 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended			2 Months Ended			1 Months Ended								12 Months Ended	0 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			0 Months Ended				1 Months Ended			0 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 18, 2013 USD ($)	Jan. 30, 2013 USD ($)	Nov. 28, 2012 GFI Joint Venture Holdings USD ($)	Jan. 30, 2013 $1,440 million term loan and revolving credit facility USD ($)	Dec. 31, 2013 $1,440 million term loan and revolving credit facility USD ($)	Jan. 30, 2013 Bridge Facility	Apr. 16, 2012 Split-tenor revolving credit facility 5 Year Revolving Credit Facility A [Member]	Feb. 15, 2013 $1 billion syndicated revolving credit facility USD ($)	Apr. 16, 2012 $1 billion syndicated revolving credit facility USD ($)	Feb. 15, 2013 $500 million syndicated revolving credit facility USD ($)	Nov. 28, 2012 $500 million syndicated revolving credit facility USD ($)	Nov. 28, 2012 The US$ Bridge Facility GFI Joint Venture Holdings USD ($)	Feb. 15, 2013 $1,440 million term loan and revolving credit facility USD ($)	Dec. 31, 2013 Collateralized $1,440 million term loan and revolving credit facility USD ($)	Dec. 31, 2012 Collateralized $1,440 million term loan and revolving credit facility USD ($)	Dec. 31, 2013 Collateralized $1,440 million term loan and revolving credit facility Gold Fields Orogen Holding Limited [Member] USD ($)	Mar. 01, 2013 Collateralized R1,500 million Nedbank revolving credit facility ZAR	Dec. 31, 2013 Collateralized R1,500 million Nedbank revolving credit facility USD ($)	Dec. 31, 2012 Collateralized R1,500 million Nedbank revolving credit facility USD ($)	Sep. 10, 2013 Collateralized R1,500 million Nedbank revolving credit facility GFI Joint Venture Holdings USD ($)	Jun. 10, 2013 Collateralized R1,500 million Nedbank revolving credit facility GFI Joint Venture Holdings USD ($)	Mar. 08, 2013 Collateralized R1,500 million Nedbank revolving credit facility GFI Joint Venture Holdings USD ($)	Sep. 10, 2013 Collateralized R1,500 million Nedbank revolving credit facility Gold Fields Operations USD ($)	Jun. 10, 2013 Collateralized R1,500 million Nedbank revolving credit facility Gold Fields Operations USD ($)	Mar. 08, 2013 Collateralized R1,500 million Nedbank revolving credit facility Gold Fields Operations USD ($)	May 16, 2007 Collateralized Split-tenor revolving credit facility USD ($)	Dec. 31, 2013 Collateralized Split-tenor revolving credit facility 364-Day Revolving Credit	May 16, 2007 Collateralized Split-tenor revolving credit facility 364-Day Revolving Credit USD ($)	May 16, 2007 Collateralized Split-tenor revolving credit facility 5 Year Revolving Credit USD ($)	Dec. 31, 2013 Collateralized Split-tenor revolving credit facility 5 Year Revolving Credit	Apr. 16, 2012 Collateralized Split-tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 Collateralized Split-tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 20, 2011 Collateralized $1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2013 Collateralized $1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2012 Collateralized $1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2013 Collateralized $1 billion syndicated revolving credit facility Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%	Dec. 31, 2013 Collateralized $1 billion syndicated revolving credit facility Utilization under the facility was greater than 66 2/3%	Feb. 15, 2013 Collateralized $1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg)	Apr. 23, 2012 Collateralized $1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Apr. 16, 2012 Collateralized $1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Mar. 15, 2012 Collateralized $1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2013 Collateralized $1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2012 Collateralized $1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Feb. 15, 2013 Collateralized $500 million syndicated revolving credit facility	Apr. 17, 2012 Collateralized $500 million syndicated revolving credit facility USD ($)	Dec. 31, 2013 Collateralized $500 million syndicated revolving credit facility USD ($)	Dec. 31, 2013 Collateralized $500 million syndicated revolving credit facility Utilization under the facility is less than or equal to 33 1/3%	Dec. 31, 2013 Collateralized $500 million syndicated revolving credit facility Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%	Dec. 31, 2013 Collateralized $500 million syndicated revolving credit facility Utilization under the facility was greater than 66 2/3%	Sep. 20, 2012 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Aug. 02, 2012 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jul. 25, 2012 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Nov. 23, 2012 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Nov. 29, 2012 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 01, 2012 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Apr. 23, 2012 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2013 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2012 Collateralized $500 million syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Sep. 17, 2010 Collateralized $200 million non-revolving senior secured term loan USD ($)	Sep. 30, 2010 Collateralized $200 million non-revolving senior secured term loan USD ($)	Dec. 31, 2013 Collateralized $200 million non-revolving senior secured term loan USD ($) Installment	Dec. 31, 2012 Collateralized $200 million non-revolving senior secured term loan USD ($)	Sep. 30, 2010 Collateralized $1 billion notes issue Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2013 Collateralized $1 billion notes issue Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2010 Collateralized $60 million senior secured revolving credit facility	Dec. 31, 2013 Collateralized $60 million senior secured revolving credit facility	Dec. 22, 2010 Collateralized $60 million senior secured revolving credit facility USD ($)	Jan. 30, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Aug. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	May 01, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2011 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Mar. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2013 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Aug. 15, 2013 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	May 10, 2013 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Aug. 31, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Apr. 30, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	May 01, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Dec. 22, 2010 Collateralized Senior Secured Credit Facility Fiscal Year Twenty Twelve [Member] USD ($)	Dec. 31, 2013 Collateralized Senior Secured Credit Facility Fiscal Year Twenty Thirteen [Member] USD ($)	Dec. 22, 2010 Collateralized Senior Secured Credit Facility Fiscal Year Twenty Thirteen [Member] USD ($)	Dec. 31, 2013 Collateralized Senior Secured Credit Facility Fiscal Year Twenty Thirteen [Member] Subsequent Event	Jan. 30, 2013 Five Year Revolving Credit Facility USD ($)	Dec. 31, 2013 Five Year Revolving Credit Facility	Dec. 31, 2013 Five Year Revolving Credit Facility Facility B [Member]	Dec. 31, 2013 Five Year Revolving Credit Facility Facility C [Member]	Nov. 28, 2012 Five Year Revolving Credit Facility GFI Joint Venture Holdings USD ($)	Nov. 28, 2012 Five Year Revolving Credit Facility GFI Joint Venture Holdings Facility B [Member]	Jul. 22, 2013 Five Year Revolving Credit Facility GFI Joint Venture Holdings Facility C [Member]	Dec. 31, 2013 Five Year Revolving Credit Facility Condition One Facility B [Member]	Dec. 31, 2013 Five Year Revolving Credit Facility Condition One Facility C [Member]	Dec. 31, 2013 Five Year Revolving Credit Facility Condition Two Facility B [Member]	Dec. 31, 2013 Five Year Revolving Credit Facility Condition Two Facility C [Member]	Dec. 31, 2013 Five Year Revolving Credit Facility Condition Three [Member] Facility B [Member]	Dec. 31, 2013 Five Year Revolving Credit Facility Condition Three [Member] Facility C [Member]	Jan. 30, 2013 Three Year Revolving Credit Facility USD ($)	Dec. 31, 2013 Three Year Revolving Credit Facility	Nov. 28, 2012 Three Year Revolving Credit Facility GFI Joint Venture Holdings USD ($)	Nov. 28, 2012 Three Year Revolving Credit Facility GFI Joint Venture Holdings Facility A [Member]	Jul. 22, 2013 620 Million Revolving Tranche GFI Joint Venture Holdings USD ($)	Dec. 31, 2013 Third Revolving Credit Facility	Dec. 31, 2013 Uncollateralized Other loans USD ($)	Dec. 31, 2012 Uncollateralized Other loans USD ($)	May 12, 2010 Uncollateralized Other loans Minimum	May 12, 2010 Uncollateralized Other loans Maximum	Feb. 18, 2013 Uncollateralized Other loans Sibanye Gold Limited [Member] USD ($)	Feb. 18, 2013 Uncollateralized Other loans Sibanye Gold Limited [Member] ZAR	Feb. 18, 2013 Uncollateralized Other loans long-term revolving credit facilities	Dec. 31, 2012 Uncollateralized Other loans long-term revolving credit facilities USD ($)	Dec. 31, 2012 Uncollateralized Other loans long-term revolving credit facilities ZAR	May 12, 2010 Uncollateralized Other loans long-term revolving credit facilities Minimum	May 12, 2010 Uncollateralized Other loans long-term revolving credit facilities Maximum	Dec. 09, 2009 Uncollateralized Other loans Revolving Credit Facility Matures June Thirty Two Thousand Thirteen USD ($)	Dec. 09, 2009 Uncollateralized Other loans Revolving Credit Facility Matures June Thirty Two Thousand Thirteen ZAR	Feb. 18, 2013 Uncollateralized Other loans Revolving Credit Facility Matures June Thirty Two Thousand Thirteen	Dec. 31, 2013 Uncollateralized Other loans Revolving Credit Facility Matures June Thirty Two Thousand Thirteen	Mar. 08, 2010 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen USD ($)	Mar. 08, 2010 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen ZAR	Feb. 18, 2013 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen	Dec. 31, 2013 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen	Oct. 24, 2012 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen USD ($)	Oct. 24, 2012 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen ZAR	Dec. 19, 2011 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen USD ($)	Dec. 19, 2011 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen ZAR	Feb. 18, 2013 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen	Dec. 31, 2013 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen	Dec. 31, 2012 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen USD ($)	Dec. 31, 2012 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen ZAR	Nov. 16, 2012 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen USD ($)	Nov. 16, 2012 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen ZAR	Dec. 31, 2013 Uncollateralized Other loans Long term credit facility Minimum	Dec. 31, 2013 Uncollateralized Other loans Long term credit facility Maximum	Jun. 19, 2013 Uncollateralized Other loans Revolving Credit Facility Matures June Two Thousand Sixteen USD ($)	Jun. 19, 2013 Uncollateralized Other loans Revolving Credit Facility Matures June Two Thousand Sixteen ZAR	Dec. 31, 2013 Uncollateralized Other loans Revolving Credit Facility Matures June Two Thousand Sixteen	Dec. 20, 2013 Uncollateralized Other loans Revolving Credit Facility Matures December Twenty One Twenty Sixteen USD ($)	Dec. 20, 2013 Uncollateralized Other loans Revolving Credit Facility Matures December Twenty One Twenty Sixteen ZAR	Dec. 31, 2013 Uncollateralized Other loans Revolving Credit Facility Matures December Twenty One Twenty Sixteen	Nov. 28, 2012 Uncollateralized Other loans Rand bridge loan facilities ZAR	Dec. 31, 2013 Uncollateralized Other loans Continuing operations USD ($)	Dec. 31, 2012 Uncollateralized Other loans Continuing operations USD ($)	Dec. 31, 2013 Uncollateralized Other loans Continuing operations Short-term credit facilities USD ($)	Dec. 31, 2012 Uncollateralized Other loans Continuing operations Short-term credit facilities USD ($)	Dec. 31, 2013 Uncollateralized Other loans Discontinued operations USD ($)	Dec. 31, 2012 Uncollateralized Other loans Discontinued operations USD ($)	Dec. 31, 2013 Uncollateralized Other loans Discontinued operations Short-term credit facilities USD ($)	Dec. 31, 2012 Uncollateralized Other loans Discontinued operations Short-term credit facilities USD ($)
Debt Instrument [Line Items]
Long-term revolving credit facility						$ 900,000,000		$ 1,440,000,000				$ 1,000,000,000			$ 600,000,000	$ 720,000,000				1,500,000,000									$ 750,000,000		$ 250,000,000	$ 500,000,000				$ 1,000,000,000	$ 1,000,000,000											$ 500,000,000	$ 500,000,000													$ 200,000,000								$ 60,000,000													$ 43,000,000		$ 35,000,000						$ 450,000,000													$ 620,000,000													$ 96,700,000	1,000,000,000			$ 48,400,000	500,000,000					$ 193,400,000	2,000,000,000									$ 48,400,000	500,000,000		$ 48,400,000	500,000,000
Maturity date															Aug. 28, 2014					Mar. 07, 2018												May 16, 2017				Jun. 20, 2016												Apr. 17, 2017																		Oct. 07, 2020		Feb. 21, 2014																		May 21, 2014						Nov. 28, 2017	Nov. 28, 2015										Nov. 28, 2015
Line of credit interest rate description																					Interest at JIBAR plus a margin of 2.50% per annum.									Borrowings under Facility A bore interest at LIBOR plus a margin of 0.25% per annum			Borrowings under Facility B bore interest at LIBOR plus a margin of 0.30% per annum.				The facility bears interest at LIBOR plus a margin of 1.20% per annum.												The facility bore interest at LIBOR plus a margin of 1.60% per annum.															The loan bears interest at LIBOR plus a margin of 2.00% per annum.					The loan bears interest at LIBOR plus a margin of 2.85% per annum.																			Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum													Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum				Facility C bear interest at LIBOR plus an intitial margin of 2.00%.															JIBAR plus 3.00%				JIBAR plus 2.85%						JIBAR plus 1.95%									JIBAR plus 2.5%			JIBAR plus 2.75%
Line of credit facility, additional interest above LIBOR/JIBAR																					2.50%									0.25%			0.30%				1.20%												1.60%													2.00%						2.85%																				2.25%													2.45%				2.00%												3.00%	3.00%			2.85%	2.85%					1.95%	1.95%									2.50%	2.50%		2.75%	2.75%
Line of credit facility amount																	773,500,000				145,100,000													500,000,000	500,000,000											666,000,000															104,000,000			70,000,000	110,000,000											35,000,000								35,000,000																						46,500,000	142,400,000			142,400,000	1,220,000,000		350,000,000	3,000,000,000											58,300,000	500,000,000					249,400,000	2,000,000,000	58,300,000	500,000,000									6,000,000,000
Date of cancellation									Jan. 30, 2013	Apr. 16, 2012																															Feb. 15, 2013						Feb. 15, 2013																																																																								Feb. 18, 2013				Feb. 18, 2013						Feb. 18, 2013
Line of credit facility utilization description																																					Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations.												Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations.																																													Less than or equal to 33 1/3%	Less than or equal to 33 1/3%	Greater than 33 1/3% and less than or equal to 66 2/3%	Greater than 33 1/3% and less than or equal to 66 2/3%	Greater than 66 2/3%	Greater than 66 2/3%
Line of credit facility, utilization fee rate																																							0.20%	0.40%										0.20%	0.40%	0.60%
Line of credit facility commitment fee percentage																					0.85%																0.42%												0.56%																			1.30%																					0.90%	0.80%																		0.65%	0.90%																										1.00%	1.05%
Long and short-term loans raised	3,177,700,000	936,300,000	1,111,200,000				1,440,000,000												173,000,000				22,800,000	17,200,000	37,700,000	22,800,000	17,200,000	37,700,000										666,000,000					556,000,000	110,000,000												10,000,000	20,000,000	20,000,000	194,000,000				200,000,000											50,000,000				15,000,000	20,000,000		15,000,000	8,000,000					720,000,000													720,000,000																																												2,094,200,000	3,300,000	2,094,200,000	3,300,000	542,400,000	514,700,000	25,400,000	148,700,000
Long and short-term loans repaid	2,971,300,000	975,900,000	597,900,000																119,500,000																		666,000,000	220,000,000				220,000,000											100,000,000	20,000,000	20,000,000									40,000,000	40,000,000						7,000,000	20,000,000	7,000,000		16,000,000					23,000,000																																																																2,041,800,000	2,900,000	2,041,800,000	2,900,000	503,400,000		164,000,000
Credit facility refinance description													On February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down $720.0 million under this facility.																																		On February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (g).																																																																	On February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below and were also cancelled on February 18, 2013.
Principal payments schedule																																																																The facility amount is repayble in 20 equal quarterly instalments of $10 million each.
Number of equal quarterly installments																																																																20
Debt maturity period																																																																5 years																																																			3 years	5 years
Notes issued, face value	2,060,100,000	2,362,400,000																																																																1,000,000,000
Interest rate																																																																		4.875%
Transaction cost																																																																			13,600,000
Annual guarantee fee percentage to sibanye gold																																																																			0.25%
Revolving credit facility, optional maximum borrowing capacity																																				1,100,000,000
Line of credit facility refinanced amount														1,000,000,000																													500,000,000
Term Loan and Revolving Credit Facility					1,440,000,000																																																																																																	450,000,000		100,000,000
Line of credit facility utilization fee percentage																																																																																														0.20%	0.15%	0.40%	0.30%	0.60%	0.45%
Line of credit refinanced amount											1,000,000,000		500,000,000
Short-term debt reclassified to long-term				$ 142,400,000